GUARANTEE COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2025
GUARANTEE COMMITMENTS AND CONTINGENT LIABILITIES
Commitments and contingent liabilities	NOTE 21 – GUARANTEE COMMITMENTS AND CONTINGENT LIABILITIES
The guarantee commitments of the Group are less than $0.1m (2024: $0.1m, 2023: $0.1m) and relate to guarantee commitments to
Danish Shipping.
The Group is involved in certain other legal proceedings and disputes. It is the Management's opinion that the outcome of these proceedings and disputes will not have any material impact on the Group's financial position, results of operations, and cash flows.